Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net sales
Total net sales	$ 162,049	$ 155,867	$ 486,118	$ 489,019
Cost of sales
Total cost of sales	83,121	80,628	247,893	253,508
Gross profit	78,928	75,239	238,225	235,511
Operating expenses
Research and development, net	25,786	21,767	74,585	69,652
Selling, general and administrative	49,792	60,345	168,684	190,406
Total operating expenses	75,578	82,112	243,269	260,058
Operating income (loss)	3,350	(6,873)	(5,044)	(24,547)
Financial income (expense), net	(39)	(305)	(114)	380
Income (loss) before income taxes	3,311	(7,178)	(5,158)	(24,167)
Income tax expenses	304	2,571	1,110	5,205
Share in losses of associated companies	(3,752)	(489)	(11,185)	(1,006)
Net loss	(745)	(10,238)	(17,453)	(30,378)
Net loss attributable to non-controlling interests	(66)	(81)	(182)	(377)
Net loss attributable to Stratasys Ltd.	$ (679)	$ (10,157)	$ (17,271)	$ (30,001)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.01)	$ (0.19)	$ (0.34)	$ (0.57)
Weighted average ordinary shares outstanding - basic and diluted	53,769	53,012	53,716	52,827
Comprehensive loss
Net loss	$ (745)	$ (10,238)	$ (17,453)	$ (30,378)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(234)	1,953	(1,445)	5,103
Unrealized gains (losses) on derivatives designated as cash flow hedges	522	(86)	(347)	100
Other comprehensive income, net of tax	288	1,867	(1,792)	5,203
Comprehensive loss	(457)	(8,371)	(19,245)	(25,175)
Less: comprehensive loss attributable to non-controlling interests	(66)	(81)	(182)	(377)
Comprehensive loss attributable to Stratasys Ltd.	(391)	(8,290)	(19,063)	(24,798)
Products [Member]
Net sales
Total net sales	109,647	108,401	331,967	344,509
Cost of sales
Total cost of sales	48,640	49,840	147,120	159,043
Services [Member]
Net sales
Total net sales	52,402	47,466	154,151	144,510
Cost of sales
Total cost of sales	$ 34,481	$ 30,788	$ 100,773	$ 94,465